Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2020 MXN ($)
2021
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	$ 999
2021 | Notes and bonds
Non-derivative financial liabilities:
Financial liabilities	2,500
2021 | Loans from banks
Non-derivative financial liabilities:
Financial liabilities	2,518
2022
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	991
2022 | Notes and bonds
Non-derivative financial liabilities:
Financial liabilities	1,500
2022 | Loans from banks
Non-derivative financial liabilities:
Financial liabilities	317
2023
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	(1,286)
2023 | Notes and bonds
Non-derivative financial liabilities:
Financial liabilities	7,500
2023 | Loans from banks
Non-derivative financial liabilities:
Financial liabilities	28
2024
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	577
2024 | Notes and bonds
Non-derivative financial liabilities:
Financial liabilities	0
2024 | Loans from banks
Non-derivative financial liabilities:
Financial liabilities	18
2025
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	577
2025 | Notes and bonds
Non-derivative financial liabilities:
Financial liabilities	1,727
2025 | Loans from banks
Non-derivative financial liabilities:
Financial liabilities	3,760
2026 and thereafter
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	1,375
2026 and thereafter | Notes and bonds
Non-derivative financial liabilities:
Financial liabilities	62,469
2026 and thereafter | Loans from banks
Non-derivative financial liabilities:
Financial liabilities	$ 5,640